UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                          Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-335-2110

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

--------------------------------------------------------------------------------

                         The Advisors' Inner Circle Fund




    Investment Adviser:                                    Semi-Annual Report
    Prospect Asset Management, Inc.                            April 30, 2003

--------------------------------------------------------------------------------


                             ----------------------
                                    J A P A N
                             Smaller Companies Fund



















              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS
-----------------

                                                                          Page

Statement of Net Assets..............................................        1

Statement of Operations..............................................        2

Statement of Changes in Net Assets...................................        3

Financial Highlights.................................................        4

Notes to Financial Statements........................................        5

STATEMENT OF NET ASSESTS
April 30, 2003 (Unaudited)

JAPAN SMALLER                                           Value
COMPANIES FUND                               Shares     (000)
--------------------------------------------------------------

[PIE CHART OMITTED]
% of Investments
Cash Equivalents 12%

Foreign Common Stock 88%


FOREIGN COMMON STOCK (88.4%)
JAPAN (88.4%)
   COMMERCIAL SERVICES (1.9%)
   NIC                                       1,400      $  12
   Wilson Learning Worldwide*                  400          1
                                                        -----
                                                           13
                                                        -----
   COMPUTERS & SERVICES (6.7%)
   Computer Engineering &
     Consulting                              2,600         21
   Cresco                                    1,300          8
   Jastec                                    1,200         16
                                                        -----
                                                           45
                                                        -----
   FINANCIAL SERVICES (13.2%)
   Diamond Lease                             2,600         33
   Inter                                     3,200         13
   Nissin                                    9,700         42
                                                        -----
                                                           88
                                                        -----
   REAL ESTATE (11.4%)
   Fuso Lexel                                3,000          9
   Joint                                     2,750         13
   Touei Housing                             4,700         54
                                                        -----
                                                           76
                                                        -----
   REAL ESTATE INVESTMENT TRUSTS (7.6%)
   Japan Prime Realty Investment                13         27
   Japan Retail Fund Investment*                 5         24
                                                        -----
                                                           51
                                                        -----
   RETAIL (44.2%)
   Arc Land Sakamoto                         3,600         27
   Belluna                                   1,200         44
   Colowide                                  1,000          7
   Japan                                     2,700         28
   Joyfull                                   3,800         44
   K's Denki                                 2,760         34
   Nishimatsuya Chain                        2,200         49
   Nitori                                      800         35
   United Arrows                             1,100         27
                                                        -----
                                                          295
                                                        -----

                                                         Value
                                             Shares      (000)
--------------------------------------------------------------

   WHOLESALE (3.4%)
   Fuji Electronics                          1,000      $   8
   IMI                                         800          8
   Sugimoto                                    500          2
   Vitec*                                    1,200          5
                                                        -----
                                                           23
                                                        -----
TOTAL FOREIGN COMMON STOCK
   (Cost $684)                                            591
                                                        -----

CASH EQUIVALENT (12.3%)
   Union Bank of California
     Money Market Fund                      81,865         82
TOTAL CASH EQUIVALENT
   (Cost $82)                                              82
                                                        -----
TOTAL INVESTMENTS (100.7%)
   (Cost $766)                                            673
                                                        -----

OTHER ASSETS AND LIABILITIES (-0.7%)
   Investment Advisory Fees Receivable                     18
   Administrative Fees Payable                            (10)
   Other Assets and Liabilities, Net                      (13)
                                                        -----
TOTAL OTHER ASSETS & LIABILITIES                           (5)
                                                        -----

NET ASSETS:
   Paid-in-Capital (unlimited
     authorization - no par value)
     based on 84,001 outstanding
     shares of beneficial interest                        813
   Distribution in excess of net
     investment income                                    (44)
   Accumulated net realized loss on
     investments                                           (8)
   Net unrealized depreciation on
     investments                                          (93)
                                                        -----
   TOTAL NET ASSETS (100.0%)                             $668
                                                        =====
   Net Asset Value, Offering and
     Redemption Price Per Share                         $7.95
                                                        =====
* Non-income producing security.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six month period ended April 30, 2003 (Unaudited)

                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                       FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend Income...................................................     $  7
  Foreign Taxes Withheld............................................       (1)
--------------------------------------------------------------------------------
  Total Investment Income...........................................        6
--------------------------------------------------------------------------------
EXPENSES:
  Administrative Fees ..............................................       62
  Transfer Agent Fees ..............................................       15
  Investment Advisory Fees .........................................        3
  Professional Fees ................................................       12
  Printing Fees ....................................................        6
  Shareholder Servicing Fees........................................        3
  Trustee Fees .....................................................        3
  Registration and Filing Fees .....................................        1
  Other Fees........................................................        2
--------------------------------------------------------------------------------
  Total Expenses....................................................      107
--------------------------------------------------------------------------------
  Less: Investment Advisory Fees Waived.............................       (3)
        Reimbursements from Investment Adviser......................      (98)
--------------------------------------------------------------------------------
  Net Expenses......................................................        6
--------------------------------------------------------------------------------
  Net Investment Income ............................................       --
--------------------------------------------------------------------------------
  Net Realized Loss on Investments..................................       (7)
  Net Realized Loss on Forward Foreign Currency Contracts
      and Foreign Currency Transactions.............................       (1)
  Net Change in Unrealized Depreciation on Investments .............      (12)
--------------------------------------------------------------------------------
  Net Realized and Unrealized Loss on Investments ..................      (20)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting from Operations .............     $(20)
================================================================================
Amounts designated as "-" are either $0 or have been rounded to $0.





    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES OF NET ASSETS (000)
For the six month period ended April 30, 2003 (unaudited) and the period ended October 31, 2002

                                                             JAPAN SMALLER
                                                               COMPANIES
                                                                 FUND
                                                       -------------------------
                                                         11/1/02      11/1/01
                                                       TO 4/30/03   TO 10/31/02
--------------------------------------------------------------------------------

OPERATIONS:
  Net Investment Income (Loss) ....................        $ --         $  (3)
  Net Realized Gain (Loss) on Investments .........          (7)           27
  Net Realized Loss on Forward Foreign Currency
    Contracts and Foreign Currency Transactions ...          (1)           (3)
  Net Change in Unrealized Depreciation
    on Investments ................................         (12)          (76)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting
    from Operations................................         (20)          (55)
--------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net Investment Income ...........................         (20)          (22)
  Net Realized Gains ..............................         (24)           --
--------------------------------------------------------------------------------
  Total Distributions..............................         (44)          (22)
--------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS:
  Issued ..........................................         104           464
  In Lieu of Cash Distributions ...................          44            21
  Redeemed ........................................        (153)          (51)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived from
    Capital Share Transactions ....................          (5)          434
--------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets .........         (69)          357
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period .............................         737           380
--------------------------------------------------------------------------------
  End of Period ...................................        $668          $737
================================================================================
SHARE TRANSACTIONS:
  Issued ..........................................          13            48
  In Lieu of Cash Distributions ...................           6             3
  Redeemed ........................................         (20)           (6)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Shares Outstanding
    from Share Transactions........................          (1)           45
================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period
For the periods ended April 30, 2003 (unaudited) and October 31





                                                     JAPAN SMALLER
                                                       COMPANIES
                                                          FUND
                                         ---------------------------------------
                                           11/1/02     11/1/01 (1)  06/27/01 (2)
                                         *to 4/30/03*  to 10/31/02  to 10/31/01
--------------------------------------------------------------------------------



Net Asset Value, Beginning of Period ....   $ 8.65       $ 9.55        $10.00
                                            ------       ------        ------
Income from Investment Operations:
   Net Investment Loss ..................    (0.01)       (0.07)        (0.02)
   Net Realized and Unrealized Losses
     on Securities ......................    (0.18)       (0.35)        (0.43)
                                            ------       ------        ------
Distributions:
   Net Investment Income ................    (0.23)       (0.48)           --
   Net Realized Gain ....................    (0.28)          --            --
Net Asset Value, End of Period ..........   $ 7.95       $ 8.65        $ 9.55
                                            ======       ======        ======
Total Return+ ...........................    (2.01)%      (4.09)%       (4.50)%
                                            ======       ======        ======

Net Assets, End of Period (000)               $668       $  737        $  380

Ratio of Expenses to Average Net Assets .     2.00%        2.00%         2.00%
Ratio of Net Investment Loss to Average .
   Net Assets                                (0.01)%      (0.73)%       (0.75)%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Reimbursements)    32.37%       45.86%       113.09%
Ratio of Net Investment Loss to Average
   Net Assets (Excluding Waivers
   and Reimbursements) ..................   (30.38)%     (44.59)%     (111.84)%
Portfolio Turnover Rate .................    15.57%       19.79%        31.56%

* For the six-month period ended April 30, 2003. All ratios for the period have been annualized. For comparative purposes per share amounts are based on average shares outstanding.
+ The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Return is for the period indicated and has not been annualized.
(1) Per share calculations were performed using average shares for the year.
(2) The Japan Smaller Companies Fund commenced operations on June 27, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
April 30, 2003


1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 Funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Debt Obligations with sixty days or less may be valued at their amortized cost, which approximates market value. Investments for which market quotations are not available, of which there were none as of April 30, 2003, are valued in good faith under the direction of the Board of Trustees.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

    FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:
       (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
       (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions

NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
April 30, 2003


    The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

    FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the six month period ended April 30, 2003.

    EXPENSES -- Expenses are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.


3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000, $90,000 per any additional portfolio and $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agencyagreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated onNovember 12, 2002. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001 under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the Fund. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

NOTES TO FINANCIAL STATEMENTS (continued)(Unaudited)
April 30, 2003


6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2003 are as follows (000):

Purchases
   Government ..............  $--
   Other ...................   98
Sales
   Government ..............   --
   Other ...................   94


7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

At April 30, 2003, the total cost of securities and the net unrealized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. Aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2003, are as follows (000):

Aggregate gross
   unrealized
   appreciation ..........     43
Aggregate gross
   unrealized
   depreciation ..........   (136)
                            -----
Net unrealized
   depreciation ..........  $ (93)
                            =====

8.  CONCENTRATION OF CREDIT RISK:

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                      NOTES

                                      NOTES

    INVESTMENT ADVISER:
    Prospect Asset Management, Inc.
    6700 Kalanianaole Highway, Suite 122
    Honolulu, HI 96825

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA 19456

    ADMINISTRATOR:
    SEI Investments Global Funds Services
    One Freedom Valley Drive
    Oaks, PA 19456

    LEGAL COUNSEL:
    Morgan, Lewis & Bockius LLP
    1111 Pennsylvania Ave., N.W.
    Washington, D.C. 20004

    INDEPENDENT AUDITORS:
    KPMG LLP
    1601 Market Street
    Philadelphia, PA












 TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
    BY TELEPHONE: Call 1-800-335-2110
    BY MAIL: Write to us
                        The Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112


    PAM-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund

By (Signature and Title)*              \s\ James R. Foggo
                                       -----------------------------------------
                                       James R. Foggo, President

Date 7/1/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              \s\ James R. Foggo
                                       -----------------------------------------
                                       James R. Foggo, President

Date 7/1/03

By (Signature and Title)*              \s\ Jennifer E. Spratley
                                       -----------------------------------------
                                       Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.